Stock Option Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Black-Scholes Option Pricing Model with Weighted Average

For purposes of expense recognition, the estimated fair values of the stock option grants are amortized to expense over the options’ vesting period. We estimated the fair value of stock options at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2013	2012
Expected dividend yield	3.5%	4.0%
Expected risk-free interest rate	1.2%	1.2%
Volatility	29.6%	26.7%
Expected life (in years)	6.0	5.0

For purposes of expense recognition in 2012, 2011 and 2010, the estimated fair values of the stock option grants are amortized to expense over the options’ vesting period. We estimated the fair value of stock options at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2012	2011	2010
Expected dividend yield	4.0%	4.5%	5.0%
Expected risk-free interest rate	1.2%	2.7%	2.8%
Volatility	26.9%	26.8%	27.1%
Expected life (in years)	5.0	6.0	6.1

Stock Option Activity and Related Information

The following is a summary of our stock option activity and related information for 2013 (in millions, except exercise price and year data):

	Six-month period ended June 30, 2013
	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Beginning balance	9.0	$28.80
Granted	1.6	39.17
Exercised	(1.8)	26.97
Forfeited or canceled	—	—

Ending balance	8.8	$31.12	3.97	$111.3

Exercisable at end of period	4.3	$27.63	2.52	$68.7

Ending vested and expected to vest	8.7	$31.03	3.93	$110.4

The following is a summary of our stock option activity and related information for 2012, 2011 and 2010 (in millions, except exercise price and year data):

			Weighted
			Average
		Weighted	Remaining
	Shares	Average	Contractual	Aggregate
	Under	Exercise	Term	Intrinsic
	Option	Price	(in years)	Value
Year Ended December 31, 2012
Beginning balance	10.6	$27.20
Granted	1.4	35.71
Exercised	(2.8)	26.14
Forfeited or canceled	(0.2)	29.46

Ending balance	9.0	$28.80	3.41	$53.9

Exercisable at end of year	5.1	$27.50	2.52	$36.3

Ending vested and expected to vest	8.9	$28.76	3.39	$53.8

Year Ended December 31, 2011
Beginning balance	12.5	$26.71
Granted	0.9	30.95
Exercised	(2.6)	25.87
Forfeited or canceled	(0.2)	29.03

Ending balance	10.6	$27.20	3.42	$66.3

Exercisable at end of year	6.8	$27.10	2.83	$43.2

Ending vested and expected to vest	10.5	$27.20	3.41	$66.1

Year Ended December 31, 2010
Beginning balance	13.4	$26.26
Granted	0.9	24.24
Exercised	(1.5)	20.75
Forfeited or canceled	(0.3)	28.52

Ending balance	12.5	$26.71	3.68	$33.4

Exercisable at end of year	8.2	$26.92	3.09	$20.8

Ending vested and expected to vest	12.5	$26.71	3.67	$33.2

Other Information Regarding Stock Options Outstanding and Exercisable

Other information regarding stock options outstanding and exercisable at June 30, 2013 is summarized as follows (in millions, except exercise price and year data):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 10.58 - $ 27.10	1.8	3.51	$24.83	1.3	$24.76
27.11 - 28.65	1.8	2.49	27.56	1.4	27.61
28.86 - 30.95	2.0	2.53	30.04	1.4	29.77
31.24 - 35.95	1.5	5.12	35.38	0.2	32.96
39.17 - 39.17	1.7	6.70	39.17	—	—

$ 10.58 - $ 39.17	8.8	3.97	$31.12	4.3	$27.63

Other information regarding stock options outstanding and exercisable at December 31, 2012 is summarized as follows (in millions, except exercise price and year data):

	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average
	Number	Term	Exercise	Number	Exercise
Range of Exercise Prices	Outstanding	(in years)	Price	Exercisable	Price
$10.58 - $ 24.90	2.1	2.84	$24.24	1.4	$24.27
24.99 - 27.25	2.2	2.95	27.00	1.5	27.02
27.35 - 29.42	2.0	2.32	29.12	1.6	29.11
29.45 - 35.71	2.7	5.01	33.51	0.6	31.57

$10.58 - $ 35.71	9.0	3.41	$28.80	5.1	$27.50